INCOME TAX - Income tax provision (Details) - AltC Acquisition Corp. - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current			$ 4,523,401	$ 1,180,272
Deferred			(486,685)	(44,129)
State and Local
Current			1,862,831	0
Deferred			(803,558)	0
Change in valuation allowance			996,160	338,213
Income tax provision	$ 1,406,517	$ 1,115,936	6,092,149	1,474,356
change in the valuation allowance			$ 996,160	$ 338,213